Significant Accounting Policies (Details) - Schedule of Financial Liabilities Where Fair Value Measure - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Liabilities Where Fair Value Measure [Line Items]
Fair value at the beginning of the year		$ 8,339	$ 48,285
Initial recognition of earnout liabilities				48,285
Change in fair value of earn out liabilities obligation -		(4,488)	(20,376)
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration	[1]	(1,561)	(19,570)
Payment and issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration	[1]	(790)
Reclassification of earn-out liability to equity	[2]	(1,500)
Fair value at the end of the year			$ 8,339	$ 48,285

[1]	On January 19, 2022, the Company issued 89,286 shares to the former shareholders of Zebra due to partial achievement of a milestone that occurred post-closing. On December 29, 2022, the Company entered into a settlement with respect to any additional amount that could be granted under the Agreement, according to which the Company issued Zebra’s former shareholders an additional 2,648,424 ordinary shares (representing additional consideration of approximately $18,617 thousand). As a result of the settlement, both parties’ performance obligations under the Agreement have been satisfied in full. Therefore, no further revaluations are required due to this settlement. On April 28, 2023, the Company agreed to pay an aggregate amount of $290in cash and 45,392 ordinary shares to the former stockholders of USARAD, in consideration for the achievement of certain milestones in connection with the first earn out period, as defined in the USARAD Stock Purchase Agreement. In addition, the Company and the former shareholders of USARAD entered into a settlement agreement with respect to any additional amount that could be granted to the shareholders of USARAD as consideration for the remainder of the milestones and applicable earn-outs under the USARAD Stock Purchase Agreement, according to which the Company agreed to pay an aggregate of $500in cash and 210,000 ordinary shares to the former stockholders of USARAD. As a result of the settlement, both parties’ performance obligations under the USARAD Stock Purchase Agreement have been satisfied in full.
[2]	See note 3